Finance (expense)/income, net (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($) [2]	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Finance expense income [Abstract]
Interest income		₨ 540		₨ 558	₨ 1,399
Dividend and profit on sale of other investments	[1]	2,270		956	852
Foreign exchange gain		87		73	0
Finance income (A)		2,897	$ 44	1,587	2,251
Interest expense		(788)		(634)	(826)
Foreign exchange loss	[3]	(29)		(147)	(4,133)
Finance expense (B)		(817)	(13)	(781)	(4,959)
Finance (expense)/income, net		₨ 2,080	$ 32	₨ 806	₨ (2,708)

[1]	Profit on sale of other investments primarily represents amounts reclassified from other comprehensive income to the consolidated income statement on redemption of the Company’s “available for sale” financial instruments.
[2]	Unaudited convenience translation into U.S.$(See Note 2(d))
[3]	Includes the foreign exchange losses related to the Company’s Venezuela operations of Rs.37, Rs.41 and Rs.4,621 for the year ended March 31, 2018, 2017 and 2016 respectively. Refer to Note 38 of these consolidated financial statements for further details.